Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	ALLARITY THERAPEUTICS, INC.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	This filing of Amendment No. 2 to the Registration Statement on Form S-4 (Registration No. 333-258968) (the “Registration Statement”) is filed for the purpose of correcting the SEC Registration Number on the cover page of the Registration Statement from Registration No. 333-259484 to the correct Registration No. 333-258968 which was originally filed on October 18, 2021, with the incorrect Registration Number. No changes or additions are being made to the Information Statement/Prospectus constituting Part I of the Registration Statement or to any Items in Part II of the Registration Statement.
Entity Central Index Key	0001860657
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE